INCOME TAXES (Components of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Expenditures deductible for tax purpose in future years
Accrued legal and professional fees	$ 1	$ 14
Accrued bonus	70	56
Other	1,060	1,098
Tax losses	$ 15,807	9,516
Depreciation and amortization		64
Total deferred tax assets	$ 16,938	10,748
Valuation allowance	(15,807)	(9,516)	$ (5,217)	$ (3,535)
Deferred tax assets	1,131	1,232
Interest income taxable for tax purpose in future years	(155)	(160)
Deferred tax liability arising from withholding tax on undistributed profits	(715)	(919)
Total deferred tax liabilities	(870)	(1,079)
Deferred tax (liabilities) assets, net	$ 261	$ 153